NET INTEREST INCOME (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET INTEREST INCOME (Details) - Narrative [Line Items]
Interest income on impaired financial assets accrued	£ 170	£ 196	£ 222
The Group
NET INTEREST INCOME (Details) - Narrative [Line Items]
Reclassification adjustments on cash flow hedges, before tax	£ 727	£ 580	£ 691